Provisions	12 Months Ended
Dec. 31, 2021
Provisions
Provisions

17.Provisions

	Commissions,		Bonuses and
	promotions and		other employee	Professional
	other		benefits	services fees	Total

As of, January 01, 2019	Ps.	35,805	1,958	1,223	38,986

Increases		345,148	90,843	2,026	438,017
Payments		(348,174)	(79,445)	(2,695)	(430,314)

As of December 31, 2019	Ps.	32,779	13,356	554	46,689

Increases		1,272,651	51,253	16,947	1,340,851
Payments		(1,198,284)	(21,039)	(17,209)	(1,236,532)

As of January 03, 2021	Ps.	107,146	43,570	292	151,008

Increases		2,054,420	140,130	17,541	2,212,091
Payments		(2,048,135)	(182,439)	(17,333)	(2,247,907)

As of December 31, 2021	Ps.	113,431	1,261	500	115,192

Commissions, promotions and other

Commissions, promotions, and other includes commissions payable to the sales force on the last week of the period, which are paid in the first week of the year or of the following period. Additionally, it includes the provision of reward points obtained by distributors and associates for the sale of products and for expanding the network of registered distributors and associates.

Bonuses and other employee benefits

Bonuses and other employee benefits include annual performance bonuses as well as vacation provisions, vacation bonuses, savings funds, and more.

Fees for professional services

Fees for professional services includes fees for services such as external audits, legal services, internal audits, and more.